FINISHED GOODS USED IN OPERATIONS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
Finished goods used in operations	$ 15,966	$ 15,922
Accumulated depreciation	(12,176)	(12,284)
Net finished goods used in operations	3,790	3,638
Depreciation expenses	$ 2,308	$ 2,480	$ 2,798